Prepayment, Deposits and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($)	May 31, 2020	May 31, 2019
Prepayment Deposits And Other Receivables
Prepayment	$ 110,382
Deposit	39,598
Other receivables	2,368,718
Total	$ 2,518,698